Label	Element	Value
Risk Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2013
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND
Risk Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE PREMIUM YIELD EQUITY FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund’s Investment Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Premium Yield Equity Fund (the “Fund”) seeks long-term growth of capital and high-current income.
Expense, Heading	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 44 and in the Fund’s Statement of Additional Information (“SAI”) on page 71.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities without regard to market capitalization. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of the Fund, equity securities include common stock, depositary receipts, and real estate investment trusts (“REITs”). The Fund focuses on dividend-paying equity securities of U.S. companies and foreign companies that the sub-advisor, Miller/Howard Investments Inc. (“Miller/Howard” or “Sub-Advisor”), believes possess attractive long-term return potential, primarily due to lower than average valuations and an improving business outlook. The Fund may invest up to 40% of its assets in both sponsored and unsponsored American depositary receipts (“ADRs”) and other foreign receipts, including emerging market securities.

Miller/Howard’s investment process begins with quantitative screens that seek to identify stocks with above-average dividend yield plus a consistent history of dividend growth that offer high financial strength and solid appreciation potential. Miller/Howard also employs certain social and environmental screens. The portfolio management team generates a focus list of stocks through a combination of additional screens and fundamental research. Preference is given to companies with monopoly-like characteristics and recurring revenues, which may be attained through proprietary goods and services, strategic geographic positioning, and/or market dominance. Attention to diversification across economic sectors is also emphasized. An attempt is made to find stocks that are supported by Miller/Howard’s general view of the economy and its sectors, though bottom-up stock selection is of primary importance.

Potential investments are thoroughly researched and analyzed. This includes evaluation of the dividend payment stream, discussions with company management, a comprehensive Socially Responsible Investing (“SRI”) profile and assessments of the financial strength of the company. Stocks from all sectors of the market are considered for inclusion in the portfolio in an effort to provide diversification. Finally, technical analysis is used to attempt to identify optimal times for purchases and sales.

Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s share price will fluctuate.  You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•                  Large-Cap Risk:  Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies.  Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Mid-sized companies may have limited product lines, or financial resources, and may be dependent upon a particular niche of the market.

•                  Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.  Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group.  In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

REITs Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans.  REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation.  REITs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Depositary Receipts Risk: Foreign receipts, which include ADRs and Global Depositary Receipts (“GDRs”), are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security.  The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.  Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Management Risk: Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

This Fund should only be purchased by investors seeking long-term growth of capital and high current income who can withstand the share price volatility of equity investing.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with the Russell 3000 Value Index and the Dow Jones US Select Dividend Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with the Russell 3000 Value Index and the Dow Jones US Select Dividend Index.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Premium Yield Equity Fund — Class A Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Quarter 2009 +13.77% Worst Quarter: 4th Quarter 2008 -25.99% The year-to-date return for the Fund’s Class A shares as of December 31, 2012 is 0.83%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

For information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

The Class Y shares inception date is August 12, 2008. The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from December 3, 2007 to August 12, 2008.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2012
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Russell 3000 Value Index
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.83%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Dow Jones Us Select Dividend Index
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones US Select Dividend Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,243
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,055
Annual Return 2008	rr_AnnualReturn2008	(41.38%)
Annual Return 2009	rr_AnnualReturn2009	19.12%
Annual Return 2010	rr_AnnualReturn2010	10.59%
Annual Return 2011	rr_AnnualReturn2011	15.25%
Annual Return 2012	rr_AnnualReturn2012	0.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A | After Taxes on Distributions
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A | After Taxes on Distributions and Sales
Risk Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,137
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,468
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,137
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,468
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	15
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	355
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	632
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,423
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2007

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated September 30, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, and 0.95% for Class A shares, Class C shares, and Class Y shares, respectively. This expense limitation will remain in effect until at least January 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.